Variable Interest Entities (Details) - Emera Inc - NSP Maritime Link Inc. [Member] - Available-for-sale Investment and Restricted Cash [Member] - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	CAD 315	CAD 188
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	CAD 577	CAD 1,007